Accrued Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Accrued Liabilities
Accrued Liabilities

5.              Accrued Liabilities

Accrued liabilities were as follows at September 30, 2013 and December 31, 2012:

	September 30,	December 31,
	2013	2012
Accrued wages and benefits	$156,950	$136,334
Accrued paid time-off	27,267	25,626
Current portion of self-insurance reserves	47,902	49,224
Accrued restructuring	6,504	12,318
Current portion of compliance and legal	6,166	3,711
Accrued billing and collection fees	3,263	4,945
Accrued incentive compensation	20,249	22,274
Accrued interest	27,660	7,889
Accrued income taxes	30,114	19,487
Accrued dissenting shareholder settlement	—	41,826
Other	56,643	63,796
Total accrued liabilities — Corporation	$382,718	$387,430
Adjustments for Holding:
Accrued interest	—	10,406
Accrued income taxes	(30,114)	(8,901)
Total accrued liabilities — Holding	$352,604	$388,935

7. Accrued Liabilities

          Accrued liabilities were as follows at December 31:

	2012	2011
Accrued wages and benefits	$136,334	$110,761
Accrued paid time-off	25,626	26,210
Current portion of self-insurance reserve	49,224	61,865
Accrued restructuring	12,318	4,598
Current portion of compliance and legal	3,711	3,268
Accrued billing and collection fees	4,945	4,940
Accrued incentive compensation	22,274	18,591
Accrued interest	18,295	10,550
Accrued income taxes payable	10,586	2,036
Merger related liabilities	41,826	38,782
Other	63,796	41,650

Total accrued liabilities	$388,935	$323,251